31. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Schedule of financial instruments and fair value

The main financial instruments, classified in accordance with the accounting principles adopted by the Company, are as follows:

	Level	2020		2019 (Restated)
		Balance	Fair value	Balance	Fair value
Financial assets
Amortized cost (1)
Marketable securities – Cash investments	2	1,214	1,214	102	102
Accounts receivable from Customers and traders; Concession holders (transmission service)	2	4,534	4,534	4,601	4,601
Restricted cash	2	64	64	12	12
Accounts receivable from the State of Minas Gerais (AFAC)	2	12	12	115	115
Concession financial assets – CVA (Parcel ‘A’ Costs Variation Compensation) Account and Other financial components	3	133	133	882	882
Reimbursement of tariff subsidies	2	88	88	97	97
Low-income subsidy	2	43	43	30	30
Escrow deposits	2	1,056	1,056	2,540	2,540
Concession grant fee – Generation concessions	3	2,549	2,549	2,468	2,468
		9,693	9,693	10,847	10,847
Fair value through profit or loss
Cash equivalents – Cash investments		1,587	1,587	326	326
Marketable securities
Bank certificates of deposit (CDBs)		545	545	—	—
Treasury Financial Notes (LFTs)	1	731	731	94	94
Financial Notes – Banks	2	1,635	1,635	557	557
		4,498	4,498	977	977
Derivative financial instruments (Swaps)	3	2,949	2,949	1,691	1,691
Derivative financial instruments (Ativas and Sonda Put options)	3	3	3	3	3
Concession financial assets – Distribution infrastructure	3	559	559	484	484
Indemnifiable receivable – Generation	3	816	816	816	816
		8,825	8,825	3,971	3,971
		18,518	18,518	14,818	14,818
Financial liabilities
Amortized cost (1)
Loans, financing and debentures	2	(15,020)	(15,020)	(14,777)	(14,777)
Debt with pension fund (Forluz)	2	(473)	(473)	(566)	(566)
Deficit of pension fund (Forluz)	2	(540)	(540)	(550)	(550)
Concessions payable	3	(23)	(23)	(20)	(20)
Suppliers	2	(2,358)	(2,358)	(2,080)	(2,080)
Leasing transactions	2	(227)	(227)	(288)	(288)
Sector financial liabilities	2	(231)	(231)	—	—
		(18,872)	(18,872)	(18,281)	(18,281)
Fair value through profit or loss
Derivative financial instruments (SAAG put options)	3	(536)	(536)	(483)	(483)
		(536)	(536)	(483)	(483)
		(19,408)	(19,408)	(18,764)	(18,764)
(1)	On December 31, 2020 and 2019, the book values of financial instruments reflect their fair values.

Schedule of net liabilities in relation to its equity	On December 31, 2020 and 2019, the options values were as follows:
	2020	2019
Put option – SAAG	536	483
Put / call options – Ativas and Sonda	(3)	(3)
	533	480

Schedule of changes in value of options

The changes in the value of the options are as follows:

Balance at December 31, 2017	312
Adjustment to fair value	107
Balance at December 31, 2018	419
Adjustment to fair value	64
Balance at December 31, 2019	483
Adjustment to fair value	53
Balance at December 31, 2020	536

Schedule of derivative instruments contracted

This table presents the derivative instruments contracted by Company as of December 31, 2020 and 2019:

					Unrealized gain / loss		Unrealized gain / loss
Assets (1)	Liability (1)	Maturity period	Trade market	Notional amount (2)	Carrying amount 2020	Fair value 2020	Carrying amount 2019	Fair value 2019
US$ exchange variation + Rate (9.25% p.y.)	Local currency + R$ 150.49% of CDI	Interest: Half-yearly Principal: Dec. 2024	Over the counter	US$1,000	1,772	2,110	814	1,235
US$ exchange variation + Rate (9.25% p.y.)	Local currency + R$125.52% of CDI	Interest: Half-yearly Principal: Dec. 2024	Over the counter	US$500	588	839	108	456
					2,360	2,949	922	1,691
Current asset						523		235
Non-current asset						2,426		1,456
1)	For the US$1 billion Eurobond issued on December 2017: (i) for the principal, a call spread was contracted, with floor at R$ 3.25/US$ and ceiling at R$ 5.00/US$; and (ii) a swap was contracted for the total interest, for a coupon of 9.25% p.a. at an average rate equivalent to 150.49% of the CDI. For the additional US$500 issuance of the same Eurobond issued on July 2018: (1) a call spread was contracted for the principal, with floor at R$ 3.85/US$ and ceiling at R$ 5.00/US$; and (2) a swap was contracted for the interest, resulting in a coupon of 9.25% p.a., with an average rate equivalent to 125.52% of the CDI rate The upper limit for the exchange rate in the hedge instrument contracted by the Company for the principal of the Eurobonds is R$ 5.00/US$. The instrument matures in December 2024. If the USD/BRL exchange rate is still over R$ 5.00 in December 2024, the company will disburse, on that date, the difference between the upper limit of the protection range and the spot dollar on that date. The Company is monitoring the possible risks and impacts associated with the dollar being valued above R$ 5.00, and assessing various strategies for mitigating the foreign exchange risk up to the maturity date of the transaction. The hedge instrument fully protects the payment of six-monthly interest, independently of the USD/BRL exchange rate.
2)	In millions of US$.

Schedule of exposure to exchange rates

This exposure occurs as a result of net assets (liabilities) indexed to variation in interest rates, as follows:

Risk: Exposure to domestic interest rate changes	2020	2019
Assets
Cash equivalents – Cash investments (Note 6) – CDI	1,587	326
Marketable securities (Note 7) – CDI / SELIC	4,125	753
Restricted cash – CDI	64	12
CVA and in tariffs (Note 14) – SELIC	133	882
	5,909	1,973
Liabilities
Loans, financing and debentures (Note 22) – CDI	(2,310)	(3,773)
Loans, financing and debentures (Note 22) – TJLP	(73)	(244)
Sector financial liabilities (note 14)	(231)	—
	(2,614)	(4,017)
Net assets (liabilities) exposed	3,295	(2,044)

Schedule of exposure to exchange rates

The Company has made a sensitivity analysis of the effects on its net income arising from increases in rates of 25% and 50% in relation to the ‘probable’ scenario. Fluctuation in the CDI rate accompanies the fluctuation of Selic rate.

Risk: Increase in Brazilian interest rates	2020	2021
	Book value	‘Probable’ scenario Selic 5.50% TJLP 4.87%	‘Possible’ scenario Selic 4.13% TJLP 3.65%	‘Remote’ scenario Selic 2.75% TJLP 2.44%
Assets
Cash equivalents (Note 6)	1,587	1,674	1,653	1,631
Marketable securities (Note 7)	4,125	4,352	4,295	4,238
Restricted cash	64	68	67	66
CVA and Other financial components – SELIC (note 14)	133	140	138	137
	5,909	6,234	6,153	6,072
Liabilities
Loans and financing (Note 22) – CDI	(2,310)	(2,437)	(2,405)	(2,374)
Loans and financing (Note 22) – TJLP	(73)	(77)	(76)	(75)
Sector financial liabilities (note 14)	(231)	(244)	(241)	(237)
	(2,614)	(2,758)	(2,722)	(2,686)

Net assets (liabilities) exposed	3,295	3,476	3,431	3,386
Net effect of fluctuation in interest rates		181	136	91

Schedule of risk of increase in inflation

This table presents the Company’s net exposure to inflation index:

Exposure to increase in inflation	2020	2019
Assets
Concession financial assets related to Distribution infrastructure - IPCA (1)	559	484
Receivable from Minas Gerais state government (AFAC) – IGPM (Note 11 and 30)	12	115
Concession Grant Fee – IPCA (Note 14)	2,549	2,468
	3,120	3,067

Liabilities
Loans, financing and debentures – IPCA and IGP-DI (Note 22)	(4,863)	(4,730)
Debt with pension fund (Forluz) – IPCA	(473)	(566)
Deficit of pension plan (Forluz) – IPCA	(540)	(550)
	(5,876)	(5,846)
Net assets (liabilities) exposed	(2,756)	(2,779)

(1) Portion of the concession financial assets relating to the Regulatory Remuneration Base of Assets ratified by the grantor (Aneel) after the 4rd tariff review cycle.

The Company has prepared a sensitivity analysis of the effects on its net income arising from an increase in inflation of 25% and 50% in relation to the ‘probable’ scenario.

Risk: increase in inflation	2019	2020
	Amount Book value	‘Probable’ scenario IPCA 4.53% IGPM 11.65%	‘Possible’ scenario (25%) IPCA 5.66% IGPM 14.56%	‘Remote’ scenario (50%) IPCA 6.80% IGPM 17.48%
Assets
Concession financial assets related to Distribution infrastructure – IPCA (1)	559	584	591	597
Accounts receivable from Minas Gerais state government (AFAC) – IGPM index (Note 30)	12	13	14	14
Concession Grant Fee – IPCA (Note 14)	2,549	2,664	2,693	2,722
	3,120	3,261	3,298	3,333

Liabilities
Loans, financing and debentures – IPCA and IGP-DI	(4,863)	(5,083)	(5,138)	(5,194)
Debt agreed with pension fund (Forluz) – IPCA	(473)	(494)	(500)	(505)
Deficit of pension plan (Forluz)	(540)	(564)	(571)	(577)
	(5,876)	(6,141)	(6,209)	(6,276)
Net liability exposed	(2,756)	(2,880)	(2,911)	(2,943)
Net effect of fluctuation in IPCA and IGP–M indices		(124)	(155)	(187)

(1) Portion of the Concession financial assets relating to the Regulatory Remuneration Base of Assets ratified by the grantor (Aneel) after the 4rd tariff review cycle.

Schedule of flow of payments of the company's obligations for debt agreed, financings and debentures for floating and fixed rates including the interest specified in contracts

The flow of payments of the Company’s obligation to suppliers, debts with the pension fund, loans, financing and debentures, at floating and fixed rates, including future interest up to contractual maturity dates, is as follows:

	Up to 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Over 5 years	Total
Financial instruments at (interest rates):
- Floating rates
Loans, financing and debentures	79	1,291	1,638	12,845	1,842	17,695
Onerous concessions	—	1	2	11	14	28
Debt with pension plan (Forluz) (Note 24)	13	25	115	406	—	559
Deficit of the pension plan (FORLUZ) (Note 24)	6	11	51	295	522	885
	98	1,328	1,806	13,557	2,378	19,167
- Fixed rate
Suppliers	2,138	218	2	—	—	2,358
	2,236	1,546	1,808	13,557	2,378	21,525

Schedule of credit exposure

Banks that exceed these thresholds are classified in three groups, in accordance with their equity value, plus a specific segment comprising those whose credit risk is associated only with federal government, and within this classification, limits of concentration by group and by institution are set:

Group	Equity	Limit per bank (% of equity)*
Federal Risk (FR)	-	10%
A1	Over R$ 3.5 billion	Between 6% and 9%
A2	R$ 1.0 billion to R$ 3.5 billion	Between 5% and 8%
A3	R$ 400 to R$ 1.0 billion	Between 0% and 7%

Schedule of net liabilities in relation to its equity

This table shows comparisons of the Company’s net liabilities and its Equity on December 31, 2020 and 2019:

	2020	2019 (Restated)
Total liabilities	36,605	34,423
(–) Cash and cash equivalents	(1,680)	(536)
(–) Restricted cash	(64)	(12)
Net liabilities	34,861	33,875

Total equity	17,478	16,103
Net liabilities / equity	1.99	2.10

Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of fair value of derivative hedge instrument

Company has measured the effects on its net income of reduction of the estimated fair value for the ‘probable’ scenario, analyzing sensitivity for the risks of interest rates, exchange rates and volatility changes, by 25% and 50%, as follows:

	Base scenario Dec. 31, 2020	‘Probable’ scenario:	‘Possible’ scenario exchange rate depreciation and interest rate increase 25%	‘Remote’ scenario: exchange rate depreciation and interest rate increase 50%

Swap (asset)	6,996	6,616	5,866	5,147
Swap (liability)	(5,607)	(5,519)	(5,595)	(5,668)
Option / Call spread	1,560	1,708	1,019	338
Derivative hedge instrument	2,949	2,805	1,290	(183)

Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of estimation of company interest rate

This exposure occurs as a result of net assets (liabilities) indexed to variation in interest rates, as follows:

Risk: Exposure to domestic interest rate changes	2020	2019
Assets
Cash equivalents – Cash investments (Note 6) – CDI	1,587	326
Marketable securities (Note 7) – CDI / SELIC	4,125	753
Restricted cash – CDI	64	12
CVA and in tariffs (Note 14) – SELIC	134	882
	5,910	1,973
Liabilities
Loans, financing and debentures (Note 22) – CDI	(2,310)	(3,773)
Loans, financing and debentures (Note 22) – TJLP	(73)	(244)
Sector financial liabilities (note 14)	(231)	—
	(2,614)	(4,017)
Net assets (liabilities) exposed	3,296	(2,044)

The Company has made a sensitivity analysis of the effects on its net income arising from increases in rates of 25% and 50% in relation to the ‘probable’ scenario. Fluctuation in the CDI rate accompanies the fluctuation of Selic rate.

Risk: Increase in Brazilian interest rates	2020	2021
	Book value	‘Probable’ scenario Selic 5.50% TJLP 4.87%	‘Possible’ scenario Selic 4.13% TJLP 3.65%	‘Remote’ scenario Selic 2.75% TJLP 2.44%
Assets
Cash equivalents (Note 6)	1,587	1,674	1,653	1,631
Marketable securities (Note 7)	4,125	4,352	4,295	4,238
Restricted cash	64	68	67	66
CVA and Other financial components – SELIC (note 14)	134	141	140	138
	5,910	6,235	6,155	6,073
Liabilities
Loans and financing (Note 22) – CDI	(2,310)	(2,437)	(2,405)	(2,374)
Loans and financing (Note 22) – TJLP	(73)	(77)	(76)	(75)
Sector financial liabilities (note 14)	(231)	(244)	(241)	(237)
	(2,614)	(2,758)	(2,722)	(2,686)

Net assets (liabilities) exposed	3,296	3,477	3,433	3,387
Net effect of fluctuation in interest rates		181	137	91